Other long-term assets and other long-term liabilities (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Total advance for refundable value added tax on import	$ 24,524	$ 0
Less: Current portion of advance for refundable value added tax (note 15)	(2,318)	0
Long-term advances for value added tax recorded in Other long-term liabilities	$ 22,206	$ 0